11. NOTE PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Note Payable	$ 788,185	$ 0
Accrued interest	239,838	175,953
Note Payable [Member]
Debt original amount	$ 750,000
Debt interest rate	10.00%
Maturity Date	Feb. 28, 2019
Increase in note payable balance	$ 112,500
Lender fees recorded as debt discount	$ 5,000
Warrants issued, shares	900,000
Warrant term	5 years
Warrant exercise price	$ 0.25
Fair value of warrants	$ 115,521
Amortized of debt discount	100,102
Note Payable	788,185
Unamortized discount	74,315
Accrued interest	$ 26,096
Vendor Note Payable [Member]
Payment of notes payable		40,000
Gain on debt settlement		$ 25,352